Inventories	6 Months Ended
Jun. 30, 2024
Inventories
Inventories

6.  Inventories

Inventories, net of provision for excess and obsolete inventories, consisted of the following:

	June 30,	December 31,
	2024	2023

	(in US$’000)
Raw materials	24,794	26,784
Finished goods	21,647	23,474
	46,441	50,258